Convertible Preferred Stock (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 23, 2020	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019
Interest rate		8.00%
Liquidation		$ 1,000
Conversion price		21,693
Preferred Stock shareholder		$ 5,000,000
Preferred stock redemption	12.00%
8% Redeemable convertible preferred stock [Member]
Temporary equity, shares authorized		9,000		9,000
Temporary equity, per share		$ 0.01		$ 0.01
Conversion of preferred stock		4,150,000
Temporary equity, shares issued	2,000	2,000	2,000	2,000
Preferred Stock	$ 2,000,000